Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Under U.S. GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement consists of observable and unobservable inputs that reflect the assumptions that a market participant would use in pricing an asset or liability.

A fair value hierarchy has been established that categorizes these inputs into three levels:

Level 1:    Quoted prices in active markets for identical assets and liabilities

Level 2:    Observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3:    Unobservable inputs

Investments consist of various mutual funds, common collective trusts and a Company stock fund. The plan invests in shares of open-ended mutual funds that trade in active markets and produce a daily net asset value, equal to the fair value of the shares at year-end. Units of the common collective trusts are valued at net asset value at the end of the year. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan were to initiate a full redemption of the collective trusts, the investment advisor reserves the right to temporarily delay withdrawal from the trusts in order to ensure the securities liquidations will be carried out in an orderly business manner. There are no unfunded commitments related to the common collective trusts and units of the common collective trusts are redeemable at net asset value. Company stock is valued at its year-end unit closing price (comprised of year-end market price plus uninvested cash position).

The following tables present for each of these hierarchy levels, the Plan assets that are measured at fair value on a recurring basis at December 31:

	2025
	Total	Level 1	Level 2	Level 3
Assets:
Company stock fund	$22,386,167	$22,386,167	$—	$—
Mutual funds	123,586,229	123,586,229	—	—
Self-Directed Brokerage accounts	11,861,179	11,861,179	—	—
Total assets in the fair value hierarchy	$157,833,575	$157,833,575	$—	$—
Investments measured at net asset value(a)	717,441,044	—	—	—
Investments at fair value	$875,274,619	$157,833,575	$—	$—

	2024
	Total	Level 1	Level 2	Level 3
Assets:
Company stock fund	$21,702,696	$21,702,696	$—	$—
Mutual funds	298,647,459	298,647,459	—	—
Self-Directed Brokerage accounts	10,750,262	10,750,262	—	—
Total assets in the fair value hierarchy	$331,100,417	$331,100,417	$—	$—
Investments measured at net asset value(a)	444,327,960	—	—	—
Investments at fair value	$775,428,377	$331,100,417	$—	$—
(a) Represents common collective trusts. Investments are measured using the net asset value (NAV) per share practical expedient have not been categorized in the fair value hierarchy. The amounts presented above are intended to permit reconciliation of the fair value hierarchy to the fair value of total plan assets in order to determine the amounts included in the Statement of Net Assets Available for Benefits.